Lincoln Advisors Trust 150 N. Radnor Chester Rd. Radnor, PA 19087

Phone:	484-583-8711
e-Mail:	sam.goldstein@lfg.com

VIA EDGAR

June 28, 2013

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-4644

RE:	Registrant:	Lincoln Advisors Trust (“Trust”)
	File Nos.:	033-175622 and 811-22583

Dear Sir or Madam:

Attached for filing via EDGAR is Post-Effective Amendment No. 6 (the “Amendment”) to the Registration Statement on Form N-1A of the Trust. The Amendment is being filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended.

The Trust has requested an effective date of 75 days from the date of filing as the effective date of the Amendment. The Trust intends to file a subsequent amendment pursuant to Rule 485(b) to supply certain information omitted from the Amendment.

This Amendment is being filed to add the following new series of the Trust:

      -     Presidential Managed Risk Moderate Fund

Please contact me at 484-583-8711 if you have any questions or comments about this filing.

Sincerely,

/s/ Sam Goldstein

Sam K. Goldstein

Senior Counsel—Funds Management

Cc: Jill Whitelaw, Esq.; Lisa Matson, Esq.